Net earnings per share	12 Months Ended
Dec. 31, 2013
Net earnings per share
Net earnings per share

22. Net earnings per share

        The following table sets forth the computation of basic and diluted earnings per ordinary share for the years ended December 31, 2011, 2012 and 2013:

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Numerator:
Amount attributable to the Company's shareholders:
Income from continuing operations, net of tax	1,005,977,648	570,864,921	420,447,426
(Loss) / income from discontinued operations, net of tax	(21,991,233)	(30,214,733)	121,966,207

Net income	983,986,415	540,650,188	542,413,633

Denominator:
Weighted-average number of ordinary shares outstanding, basic	243,765,093	239,119,233	243,958,465
Effect of dilutive share options	11,615,234	3,376,427	3,754,433

Weighted-average number of ordinary shares outstanding, diluted	255,380,327	242,495,660	247,712,898

Net earnings per ordinary share , basic
Continuing operations	4.13	2.39	1.72
Discontinued operations	(0.09)	(0.13)	0.50

Total earnings per ordinary share, basic	4.04	2.26	2.22

Net earnings per ordinary share, diluted
Continuing operations	3.94	2.35	1.70
Discontinued operations	(0.09)	(0.12)	0.49

Total earnings per ordinary share, diluted	3.85	2.23	2.19

        For the years ended December 31, 2011, 2012 and 2013, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were approximately 11,553,019, 13,602,359 and 13,864,973, respectively.